Exhibit 99.1

World Omni Auto Receivables Trust 2019-B

Monthly Servicer Certificate

February 29, 2020

Dates Covered
Collections Period	02/01/20 - 02/29/20
Interest Accrual Period	02/18/20 - 03/15/20
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/20	609,419,715.14	29,752
Yield Supplement Overcollateralization Amount 01/31/20	28,689,858.54	0
Receivables Balance 01/31/20	638,109,573.68	29,752
Principal Payments	20,674,222.83	514
Defaulted Receivables	813,119.81	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/20	27,343,135.88	0
Pool Balance at 02/29/20	589,279,095.16	29,204

Pool Statistics	$ Amount	# of Accounts
Pool Factor	70.11%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	4,808,627.45	207
Past Due 61-90 days	1,328,599.02	65
Past Due 91-120 days	435,061.10	15
Past Due 121+ days	0.00	0
Total	6,572,287.57	287

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.07%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	430,655.32
Aggregate Net Losses/(Gains) - February 2020	382,464.49
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.72%
Prior Net Losses Ratio	0.77%
Second Prior Net Losses Ratio	0.25%
Third Prior Net Losses Ratio	1.41%
Four Month Average	0.79%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.42%

Overcollateralization Target Amount	6,776,709.59
Actual Overcollateralization	6,776,709.59
Weighted Average APR	4.09%
Weighted Average APR, Yield Adjusted	6.40%
Weighted Average Remaining Term	53.52

Flow of Funds	$ Amount

Collections	23,202,474.14
Investment Earnings on Cash Accounts	8,040.59
Servicing Fee	(531,757.98)
Transfer to Collection Account	-
Available Funds	22,678,756.75

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,230,143.38
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	682,293.26
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,776,709.59
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,448,829.27

Total Distributions of Available Funds	22,678,756.75

Servicing Fee	531,757.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 02/18/20	602,411,388.42
Principal Paid	19,909,002.85
Note Balance @ 03/16/20	582,502,385.57

Class A-1
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-2
Note Balance @ 02/18/20	214,301,388.42
Principal Paid	19,909,002.85
Note Balance @ 03/16/20	194,392,385.57
Note Factor @ 03/16/20	72.2809495%

Class A-3
Note Balance @ 02/18/20	268,940,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	268,940,000.00
Note Factor @ 03/16/20	100.0000000%

Class A-4
Note Balance @ 02/18/20	81,820,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	81,820,000.00
Note Factor @ 03/16/20	100.0000000%

Class B
Note Balance @ 02/18/20	24,900,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	24,900,000.00
Note Factor @ 03/16/20	100.0000000%

Class C
Note Balance @ 02/18/20	12,450,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	12,450,000.00
Note Factor @ 03/16/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,320,924.63
Total Principal Paid	19,909,002.85
Total Paid	21,229,927.48

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	469,677.21
Principal Paid	19,909,002.85
Total Paid to A-2 Holders	20,378,680.06

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	0.00
Total Paid to A-3 Holders	580,462.17

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.5952233
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.0432375
Total Distribution Amount	25.6384608

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.7464015
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	74.0276748
Total A-2 Distribution Amount	75.7740763

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1583333

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	34.27
Noteholders' Third Priority Principal Distributable Amount	625.35
Noteholders' Principal Distributable Amount	340.38

Account Balances	$ Amount

Reserve Account
Balance as of 02/18/20	2,075,325.29
Investment Earnings	2,520.91
Investment Earnings Paid	(2,520.91)
Deposit/(Withdrawal)	-
Balance as of 03/16/20	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29